Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	Interest Rate as of	December 31,
	December 31, 2011	2011	2010
	%	U.S. Dollars
Cash in hand and in banking institutions		9,339	9,061
Deposits	1.23 - 2.15	12,529	105
Restricted		317	411

		22,185	9,577

As of December 31, 2011, approximately $200 were restricted against the Company's foreign exchange derivatives, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars), and $27 in Belgium (denominated in Euro).

As of December 31, 2010, approximately $200 were restricted against the Company's foreign exchange derivatives, $190 were restricted against credit lines to banking institutions in Hong Kong (of which $90 denominated in Hong Kong Dollars), and $21 in Belgium (denominated in Euro).

The Company's cash and cash equivalent balance at December 31, 2011 and 2010 is denominated in the following currencies:

	December 31,
	2011	2010
	U.S. Dollars
US Dollars	17,449	3,837
New Israeli Shekels	2,077	1,725
Chinese RMB	1,243	1,802
Other currencies	1,416	2,213

	22,185	9,577